Consolidated Statements of Cash Flows - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Loss before tax for the period	SFr (88,695)	SFr (38,643)	SFr (18,524)
Non cash adjustments:
- Financial result	3,454	(500)	53
- Depreciation of property and equipment	125	132	88
- Depreciation of right-of-use assets	162	167	147
- Share-based compensation expense	3,608	804	328
- Payroll expenses related to restricted stock			876
- Interest expense on Series B and C preferred shares	1,266	6,343	4,996
- Interest on lease liabilities	42	45	49
- Post-employment benefits	(171)	(9)	(139)
- Non-realized foreign exchange differences	(30)	583	(792)
- Fair value adjustment on warrant liabilities	3,431
- Merger and listing expense	34,863
Working capital adjustments:
- De/(Increase) in other current assets	(5,556)	(1,796)	(731)
- De/(Increase) in accrued income	36	(152)	233
- Changes in receivables/payables from/to related parties			29
- (De)/Increase in trade payables	3,729	3,043	30
- (De)/Increase in accrued expenses and other payables	(11,549)	4,903	(352)
- (De)/Increase in other operating assets/liabilities	(29)
- (De)/Increase in long-term payables	378
Interest received	1,238	126
Interest paid on lease liabilities	(46)	(100)	(116)
Taxes paid	(101)	(20)
Net cash outflow from operating activities	(53,845)	(25,074)	(13,825)
Investing activities
Payment for purchase of property and equipment, net	(48)	(65)	(28)
Payment for short-term financial assets, net	(54,163)
Payment for purchase of intangible assets		(3,483)
Net cash outflow from investing activities	(54,211)	(3,548)	(28)
Financing activities
Proceeds from the shares issued to PIPE investors	67,054
Proceeds from the shares issued to CLA investors	18,368
Proceeds from EBAC non-redeemed shareholders	12,014
Transaction costs related to the business combination	(4,607)	(214)
Proceeds from sale of shares in public offering	38,179
Transactions costs related to equity issuance in public offering	(2,983)
Proceeds from exercises of warrants	1,531
Proceeds from stock options exercised	274	120
Proceeds from issuance of preferred shares, classified as liabilities		2,030	56,096
Transaction costs for issuance of preferred shares, classified as liabilities/capital increase		(63)	(804)
Principal payment of lease obligation	(158)	(159)	(98)
Net cash inflow from financing activities	129,672	1,714	55,194
Increase/(Decrease) in cash and cash equivalents	21,616	(26,909)	41,341
Cash and cash equivalents, beginning of period	19,786	46,277	4,952
Effect of foreign exchange rate changes	(3,075)	418	(16)
Cash and cash equivalents, end of period	38,327	19,786	46,277
Net cash and cash equivalents variation	21,616	(26,909)	SFr 41,341
Supplemental Non-Cash Financing Information
Transaction costs recorded in accrued expenses and other payables/trade payables	SFr 378	SFr 356